CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JUNE 3, 2014,

TO THE PROSPECTUS DATED JANUARY 1, 2014, AS REVISED FEBRUARY 14, 2014

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective May 1, 2014, with respect to the Large Capitalization Growth Investments only, all references to “Delaware Investments Fund Advisers” are replaced with “Jackson Square Partners, LLC.”

Effective May 1, 2014, the following replaces the disclosure for Delaware Investments Fund Advisers in the Sub-advisers and portfolio managers chart on page 3-4 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Jeffrey S. Van Harte, CFA®, Chairman, Chief Investment Officer—JSP	2006
Christopher J. Bonavico, CFA®, Portfolio Manager, Equity Analyst—JSP	2006
Christopher M. Ericksen, CFA®, Portfolio Manager, Equity Analyst—JSP	2006
Daniel J. Prislin, CFA®, Portfolio Manager, Equity Analyst—JSP	2006

Effective May 1, 2014, the following replaces the disclosure for Delaware Investments Fund Advisers in the Fund management section under the heading The Sub-advisers on page 55 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Growth Investments	Jackson Square Partners, LLC (“JSP”) 101 California Street, Suite 3750 San Francisco, CA 94111	30%	Jeffrey S. Van Harte, CFA® Chairman, Chief Investment Officer (2014-present)	2006
			Christopher J. Bonavico, CFA® Portfolio Manager, Equity Analyst (2014-present)	2006
			Christopher M. Ericksen, CFA® Portfolio Manager, Equity Analyst (2014-present)	2006
			Daniel J. Prislin, CFA® Portfolio Manager, Equity Analyst (2014-present)	2006

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective immediately, the following replaces the disclosure for Cambiar Investors, LLC in the Sub-advisers and portfolio managers chart on page 6-7 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
Brian M. Barish, CFA®, Principal, Portfolio Manager, President and Director of Research—Cambiar	2004
Maria L. Mendelsberg, CFA®, Principal, Senior Investment Analyst—Cambiar	2004
Anna (Ania) A. Aldrich, CFA®, Principal, Senior Investment Analyst—Cambiar	2004
Timothy A. Beranek, Principal, Senior Investment Analyst—Cambiar	2004
Andrew P. Baumbusch, Principal, Senior Investment Analyst—Cambiar	2011
Jeffrey H. Susman, Senior Investment Analyst—Cambiar	2012

Effective immediately, the following replaces the disclosure for Cambiar Investors, LLC, in the Fund management section under the heading The Sub-advisers on page 56 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Capitalization Value Equity Investments	Cambiar Investors, LLC (“Cambiar”) 2401 East Second Avenue Suite 500 Denver, CO 80206	30%	Brian M. Barish, CFA® Principal, Portfolio Manager, President and Director of Research (1997-present), Chairman of the Oversight Board (2002-present), Portfolio Manager, focusing on technology, aerospace and defense, and auto sectors.	2004
			Maria L. Mendelsberg, CFA® Principal, Senior Investment Analyst (1999-present), Senior Investment Analyst, focusing on healthcare and retailing sectors.	2004
			Anna (Ania) A. Aldrich, CFA® Principal, Senior Investment Analyst (1999-present), Senior Investment Analyst, focusing on the financial services and consumer staples sectors.	2004
			Timothy A. Beranek Principal, Senior Investment Analyst (1999-present), Senior Investment Analyst, focusing on energy, utilities, and basic material sectors.	2004
			Andrew P. Baumbusch Principal, Senior Investment Analyst (2004-present), Senior Investment Analyst, focusing on industrials, media and telecom.	2011
			Jeffrey H. Susman Senior Investment Analyst (2005-present), Mr. Susman is responsible for company coverage in the consumer discretionary and technology sectors.	2012

INTERNATIONAL EQUITY INVESTMENTS

Thornburg Investment Management, Inc. (“Thornburg”) is no longer an investment sub-adviser of International Equity Investments. As such, all references to Thornburg are removed from the Prospectus.

Effective May 21, 2014, OppenheimerFunds, Inc. (“OFI”) will commence as a new investment sub-adviser to International Equity Investments.

Effective May 21, 2014, the following is added to the disclosure related to International Equity Investments in the Sub-advisers and portfolio managers chart on page 16 of the Prospectus:

Portfolio Manager	Fund’s Portfolio Manager Since
George R. Evans, CFA®, Senior Vice President, CIO—Equities and Lead Portfolio Manager—OFI	2014
Robert B. Dunphy, CFA®, Vice President and Co-Portfolio Manager—OFI	2014

Effective May 21, 2014, the following is added to the disclosure related to International Equity Investments in the How the Sub-advisers select the Fund’s Investments section on page 37 of the Prospectus:

OppenheimerFunds, Inc. (“OFI”) mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position. The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The percentage of the Fund’s assets allocated to OFI is 25%.

Effective May 21, 2014, the following is added to the disclosure for International Equity Investments in the Fund management section under the heading The Sub-advisers on page 59 of the Prospectus.

Fund	Sub-adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
International Equity Investments	OppenheimerFunds, Inc. (“OFI”) 225 Liberty Street, 11th Floor New York, NY 10281-1008	25%

George R. Evans, CFA®

Senior Vice President, CIO—Equities and Lead Portfolio Manager

(1996-present), Mr. Evans has been the Chief Investment Officer, Equities of OFI since January 2013; Director of Equities of OFI from October 2010 through December 2012 and a Senior Vice President of OFI since July 2004. He has been the Director of International Equities of OFI since July 2004. He was Vice President of OFI from October 1993 through July 2004 and Vice President of HarbourView Asset Management Corporation from July 1994 through November 2001. Mr. Evans is a portfolio manager of other portfolios in the OFI complex.

				2014
			Robert B. Dunphy, CFA®Vice President and Co-Portfolio Manager (2012-present). Mr. Dunphy has been a Vice President of OFI since January 2011 and Senior Portfolio Manager of OFI since May 2011. He was a Senior Research Analyst and Assistant Vice President of OFI from May 2009 to January 2011, and an Intermediate Research Analyst of OFI from January 2006 to May 2009. Mr. Dunphy is a portfolio manager of other portfolios in the OFI complex.	2014

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